Common Stock Incentive Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares of common stock subject to options, SPR, SAR, and other awards, maximum (in shares)	3,428,000
Maximum number of shares subject to options, SPR, SAR and other awards granted under the plan to any individual in any calendar year (in shares)	1,600,000
Stock Plan, term (in years)	10Y
Share-based compensation costs recognized	$ 7,900,000		$ 6,200,000		$ 4,700,000
Equity Instruments Other than Options, Additional Disclosures [Abstract]
Remaining unamortized share-based compensation expense	18,700,000
Common Stock Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock Award Vesting Period, Maximum (in years)	10Y
Equity Instruments Other Than Options, Nonvested [Roll Forward]
Outstanding nonvested shares, beginning of year (in shares)	924,294		853,234		994,453
Shares granted (in shares)	247,214		278,200		142,860
Shares vested (in shares)	(245,487)		(206,153)		(214,521)
Shares forfeited (in shares)	(495)		(987)		(69,558)
Outstanding nonvested shares, end of each period (in shares)	925,526		924,294		853,234
Equity Instruments Other than Options, Additional Disclosures [Abstract]
Outstanding nonvested shares, beginning of year, Weighted average price (in dollars per share)	$ 19.69	[1]	$ 19.14	[1]	$ 19.70	[1]
Shares granted, Weighted average price (in dollars per share)	$ 33.94	[1]	$ 28.99	[1]	$ 22.86	[1]
Shares vested, Weighted average price (in dollars per share)	$ 25.26	[1]	$ 23.70	[1]	$ 23.14	[1]
Shares forfeited, Weighted average price (in dollars per share)	$ 31.37	[1]	$ 26.03	[1]	$ 25.95	[1]
Outstanding nonvested shares, end of each period, Weighted average price (in dollars per share)	$ 20.21	[1]	$ 19.69	[1]	$ 19.14	[1]
Granted shares that vest immediately (in shares)	25,158
Granted shares that vest in one year (in shares)	5,000
Granted shares that vest in three years (in shares)	70,400
Granted shares that vest in five years (in shares)	146,656
Common Stock Grants [Member] | Non-employee directors [Member] | Less than 6 years of service [Member]
Equity Instruments Other than Options, Additional Disclosures [Abstract]
Share grants vesting, annual incremental vesting (in hundredths)	33.33%
Common Stock Grants [Member] | Non-employee directors [Member] | 6 years of service [Member]
Equity Instruments Other than Options, Additional Disclosures [Abstract]
Share grants vesting, annual incremental vesting (in hundredths)	50.00%
Common Stock Grants [Member] | Non-employee directors [Member] | 7 years of service [Member]
Equity Instruments Other than Options, Additional Disclosures [Abstract]
Share grants vesting, annual incremental vesting (in hundredths)	100.00%
Common Stock Grants [Member] | Employees [Member] | Age 55 and below [Member]
Equity Instruments Other than Options, Additional Disclosures [Abstract]
Share grants vesting, annual incremental vesting (in hundredths)	20.00%
Common Stock Grants [Member] | Employees [Member] | Age 56 [Member]
Equity Instruments Other than Options, Additional Disclosures [Abstract]
Share grants vesting, annual incremental vesting (in hundredths)	25.00%
Common Stock Grants [Member] | Employees [Member] | Age 57 [Member]
Equity Instruments Other than Options, Additional Disclosures [Abstract]
Share grants vesting, annual incremental vesting (in hundredths)	33.33%
Common Stock Grants [Member] | Employees [Member] | Age 58 [Member]
Equity Instruments Other than Options, Additional Disclosures [Abstract]
Share grants vesting, annual incremental vesting (in hundredths)	50.00%
Common Stock Grants [Member] | Employees [Member] | Age 59 [Member]
Equity Instruments Other than Options, Additional Disclosures [Abstract]
Share grants vesting, annual incremental vesting (in hundredths)	100.00%
Common Stock Grants [Member] | Non-executive Employees [Member]
Equity Instruments Other than Options, Additional Disclosures [Abstract]
Employment required for non-executive employees, minimum (in months)	6M
Nonvested stock grant non-executive employees receive after 6 months employment (in shares)	200
Vesting period, initial nonvested stock granted to non-executive employees (in years)	5Y
Stock Options [Member]
Stock option, number of shares [Roll Forward]
Outstanding options, beginning of year (in shares)	2,454		5,846		21,294
Options exercised (in shares)	(2,454)		(3,392)		(15,448)
Outstanding and exercisable options, end of year (in shares)	0		2,454		5,846
Stock option, weighted average exercise price [Abstract]
Outstanding options, beginning of year (in dollars per share)	$ 14.70		$ 14.70		$ 13.33
Options exercised (in dollars per share)	$ 14.70		$ 14.70		$ 12.81
Outstanding and exercisable options, end of year (in dollars per share)	$ 0		$ 14.70		$ 14.70
Market value of stock (in dollars per share)			$ 34.20		$ 25.91
Total intrinsic value of options exercised during the years	48,000		61,000		157,000
Aggregate intrinsic value of options outstanding and exercisable			$ 48,000		$ 66,000

[1]	Grant date fair value.